Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,212	$ 24,494
Short-term investments		6,621
Accounts receivable, net	3,723	9,583
Inventories, net	49,953	60,816
Contract assets	500	7,510
Prepaid expenses and other current assets	2,336	4,000
Total current assets	57,724	113,024
Property and equipment, net	14,270	16,326
Equipment on lease, net	3,673	6,667
Other assets	13,513	17,782
Total assets	89,180	153,799
Current liabilities:
Accounts payable	18,538	15,854
Accrued expenses and other current liabilities	3,511	6,491
Debt – current portion	5,666	21,191
Contract liabilities	10,285	5,135
Total current liabilities	38,000	48,671
Long-term debt – less current portion		11,941
Contingent earnout liabilities (Note 10)	11	1,456
Warrant liabilities (Note 10)	2,167	11,835
Other noncurrent liabilities	9,338	11,556
Total liabilities	49,516	85,459
Stockholders’ equity (deficit):
Common stock, $0.00001 par value – 500,000,000 shares authorized at December 31, 2024 and 2023, respectively, 12,993,962 and 492,223 shares issued and outstanding as of December 31, 2024 and 2023, respectively	4	2
Additional paid-in capital	469,994	425,471
Accumulated other comprehensive loss		(96)
Accumulated deficit	(430,334)	(357,037)
Total stockholders’ equity	39,664	68,340
Total liabilities and stockholders’ equity	$ 89,180	$ 153,799